Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Contributed surplus [member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]	Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]
Balance at beginning of year at Nov. 01, 2017			$ 20,931	$ 4,750	$ (176)	$ (7)	$ 214	$ 40,489					$ 7,791	$ (408)	$ 510	$ 113		$ 983
Net premium (discount) on sale of treasury shares							(2)
Net income attributable to non-controlling interests in subsidiaries	$ 72																	72
Issue of shares				750
Purchase of shares					(8,295)	(129)
Other comprehensive income (loss)	1,035	[1]											1,035
Other comprehensive income (loss)	(2,079)	[1]												(2,079)
Issuance of stock options, net of options exercised (Note 23)			152				(12)
Redemption of shares				(500)
Sale of shares					8,327	129
Impact on adoption of IFRS 9								53							19	(96)
Shares issued as a result of dividend reinvestment plan			366
Net income attributable to shareholders								11,262
Other comprehensive income (loss)	(284)	[1]													(283)
Other comprehensive income (loss)																40
Common dividends									$ (4,786)	$ (214)
Allowance for credit losses	(1)	[1]													(1)
Reclassification of loss (gain) to retained earnings																(2)
Purchase of shares for cancellation and other			(228)
Other							(7)											(62)
Share issue expenses and others								(10)
Net premium on repurchase of common shares, redemption of preferred shares, and other								(1,273)
Actuarial gains (losses) on employee benefit plans	622	[1]						622
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								2
Balance at end of period at Oct. 31, 2018	80,040		21,221	5,000	(144)	(7)	193	46,145			$ 6,639		8,826	(2,487)	245	55	$ 79,047	993
Net premium (discount) on sale of treasury shares							(22)
Net income attributable to non-controlling interests in subsidiaries	18																	18
Issue of shares				800
Purchase of shares					(9,782)	(151)
Other comprehensive income (loss)	14	[1]										$ 14
Other comprehensive income (loss)	(33)	[1]											(33)
Other comprehensive income (loss)	3,978	[1]												3,978
Impact on adoption of IFRS 15, Revenue from Contracts with Customers (IFRS 15)								(41)
Issuance of stock options, net of options exercised (Note 23)			124				(8)
Redemption of non-controlling interests in subsidiaries																		(1,000)
Sale of shares					9,885	152
Shares issued as a result of dividend reinvestment plan			357
Net income attributable to shareholders								11,668
Other comprehensive income (loss)	78	[1]													79
Other comprehensive income (loss)																(46)
Shares issued in connection with acquisitions (Notes 13)			366
Common dividends									(5,262)	(252)
Allowance for credit losses	(1)	[1]													(1)
Reclassification of loss (gain) to retained earnings																(49)
Purchase of shares for cancellation and other			(355)
Other							(6)											$ (11)
Share issue expenses and others								(9)
Net premium on repurchase of common shares, redemption of preferred shares, and other								(1,880)
Actuarial gains (losses) on employee benefit plans	(921)	[1]						(921)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								49
Balance at end of period at Oct. 31, 2019	87,701		21,713	5,800	(41)	(6)	157	49,497			10,581	14	8,793	1,491	323	(40)	87,701
Impact on adoption of IFRS 16, Leases (IFRS 16) (Note 4)								(553)
Net premium (discount) on sale of treasury shares							(31)
Purchase of shares					(8,752)	(122)
Other comprehensive income (loss)	(51)	[1]										(51)
Other comprehensive income (loss)	564	[1]											564
Other comprehensive income (loss)	2,335	[1]												2,335
Issuance of stock options, net of options exercised (Note 23)			79
Redemption of shares				(150)
Sale of shares					8,756	124
Shares issued as a result of dividend reinvestment plan			838
Net income attributable to shareholders								11,895
Other comprehensive income (loss)	220	[1]													218
Other comprehensive income (loss)																(225)
Common dividends									$ (5,614)	$ (267)
Allowance for credit losses	2	[1]													2
Reclassification of loss (gain) to retained earnings																13
Purchase of shares for cancellation and other			(143)
Other							(5)
Net premium on repurchase of common shares, redemption of preferred shares, and other								(710)
Actuarial gains (losses) on employee benefit plans	(390)	[1]						(390)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								(13)
Balance at end of period at Oct. 31, 2020	$ 95,499		$ 22,487	$ 5,650	$ (37)	$ (4)	$ 121	$ 53,845			$ 13,437	$ (37)	$ 9,357	$ 3,826	$ 543	$ (252)	$ 95,499

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.